UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street
           33rd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bridget Castoria
Title:  Chief Financial Officer
Phone:  415-675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Bridget Castoria               San Francisco, CA                  2/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $      389,559
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN EAGLE OUTFITTERS INC  COM              02553E106    6,531   384,600 SH       SOLE                  384,600      0    0
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103   11,670   517,300 SH       SOLE                  517,300      0    0
COVANTA HOLDING CORPORATION    COM              22282E102    8,302   458,900 SH       SOLE                  458,900      0    0
CRESCENT POINT ENERGY CORP     COM              22576C101   12,687   337,510 SH       SOLE                  337,510      0    0
DELL INC                       COM              24702R101    7,438   518,000 SH       SOLE                  518,000      0    0
EQUIFAX INC                    COM              294429105   11,077   358,600 SH       SOLE                  358,600      0    0
FIDELITY NATIONAL INFORMATION  COM              31620M106   11,134   475,000 SH       SOLE                  475,000      0    0
FOOT LOCKER INC                COM              344849104    5,608   503,400 SH       SOLE                  503,400      0    0
GREAT CANADIAN GAMING CORP     COM              389914102   24,394 3,230,300 SH       SOLE                3,230,300      0    0
H & R BLOCK  INC               COM              093671105   21,939   969,893 SH       SOLE                  969,893      0    0
HILLENBRAND INC                COM              431571108    4,768   253,100 SH       SOLE                  253,100      0    0
HSN INC                        COM              404303109    3,863   191,316 SH       SOLE                  191,316      0    0
IAC/INTERACTIVE CORP           COM              44919P508    4,710   229,985 SH       SOLE                  229,985      0    0
INTERVAL LEISURE GROUP INC     COM              46113M108   26,154 2,097,323 SH       SOLE                2,097,323      0    0
KEYCORP NEW                    COM              493267108    4,827   869,700 SH       SOLE                  869,700      0    0
KGEN PWR CORP                  COM              49373X103    5,142   857,000 SH       SOLE                  857,000      0    0
LCA-VISION INC                 COM              501803308    2,528   493,800 SH       SOLE                  493,800      0    0
LEAP WIRELSS INTL INC          COM              521863308    9,259   527,600 SH       SOLE                  527,600      0    0
LEAR CORP                      COM              521865204    3,482    51,477 SH       SOLE                   51,477      0    0
LENDER PROCESSING SVCS INC     COM              52602E102   12,596   309,800 SH       SOLE                  309,800      0    0
LIBERTY MEDIA CORPORATION      COM              53071M708    4,707   102,000 SH       SOLE                  102,000      0    0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   14,963   323,800 SH       SOLE                  323,800      0    0
MEREDITH CORP                  COM              589433101    7,037   228,100 SH       SOLE                  228,100      0    0
MI DEVELOPMENTS INC SUB VTG    CL A SUB VTG     55304X104    1,313   106,900 SH       SOLE                  106,900      0    0
MICROSOFT CORP                 COM              594918104   19,282   632,600 SH       SOLE                  632,600      0    0
PFIZER INC                     COM              717081103   30,630 1,683,900 SH       SOLE                1,683,900      0    0
PHARMACEUTICAL PRODUCT         COM              717124101   15,695   669,600 SH       SOLE                  669,600      0    0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    8,390   168,200 SH       SOLE                  168,200      0    0
REGIONS FINANCIAL CORP         COM              7591EP100    5,451 1,030,400 SH       SOLE                1,030,400      0    0
SAFEWAY INC                    COM              786514208   13,240   621,900 SH       SOLE                  621,900      0    0
SONICWALL INC                  COM              835470105      629    82,598 SH       SOLE                   82,598      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107    7,694    71,700 SH       SOLE                   71,700      0    0
SYMANTEC CORP                  COM              871503108   13,686   765,000 SH       SOLE                  765,000      0    0
SYNOPSYS INC                   COM              871607107   11,383   510,900 SH       SOLE                  510,900      0    0
SYNOVUS FINANCIAL CORP         COM              87161C105    6,320 3,082,900 SH       SOLE                3,082,900      0    0
TYCO INTERNATIONAL LTD         SHS              H89128104    7,510   210,470 SH       SOLE                  210,470      0    0
WELLPOINT INC                  COM              94973V107    9,006   154,500 SH       SOLE                  154,500      0    0
WILLIS GROUP HOLDINGS LTD      SHS              G96666105   14,514   550,200 SH       SOLE                  550,200      0    0
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